COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended
Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Future Lease Obligation
2014	$11,622
2015	15,496
2016	15,496
Total future lease obligation	$42,614